At March 31, 2021, we had the following U.S. and Canadian tax loss carry forwards stated in U.S. dollars. (Details)	Mar. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Canadian Tax Loss Carryforward Expiring 2026	$ 2,078,857
Canadian Tax Loss Carryforward Expiring 2027	3,858,088
Canadian Tax Loss Carryforward Expiring 2028	14,705,272
Canadian Tax Loss Carryforward Expiring 2029	13,936,295
Canadian Tax Loss Carryforward Expiring 2030	17,217,517
Canadian Tax Loss Carryforward Expiring 2031	19,279,633
Canadian Tax Loss Carryforward Expiring 2032	5,593,839
Canadian Tax Loss Carryforward Expiring 2033	8,132,291
Canadian Tax Loss Carryforward Expiring 2034	9,422,491
Canadian Tax Loss Carryforward Expiring 2035	13,449,912
Canadian Tax Loss Carryforward Expiring 2036	15,990,530
Canadian Tax Loss Carryforward Expiring 2037	12,059,053
Canadian Tax Loss Carryforward Expiring 2038	1,154,018
Canadian Tax Loss Carryforward Expiring 2039	3,007,702
Canadian Tax Loss Carryforward Expiring 2040	4,779,494
[custom:CanadianTaxLossCarryforwardExpiring2041-0]	1,038,598
[custom:UsTaxLossCarryforward-0]	571,266
Total Us Tax Loss Carryforward	571,266
Total Canadian Tax Loss Carryforward	$ 145,703,590